BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2021
BASIS OF PRESENTATION
BASIS OF PRESENTATION

2. BASIS OF PRESENTATION

2.1 Statement of compliance

On March 1, 2021, the United States Securities and Exchange Commission (“SEC”) declared effective the Company’s Registration Statement (No. 333-253466) on Form F-10 (“the Registration Statement”) filed on February 24, 2021. The Registration Statement was made by a foreign issuer that is permitted, under the U.S. / Canada Multijurisdictional Disclosure System (“MJDS”) adopted by the United States, to prepare the Registration Statement in accordance with the disclosure requirements of Canadian issuers. These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and in accordance with the rules and regulations of Canadian securities regulators and the SEC.

The financial statements are presented in United States dollars (“US$” or “$”) which, following the close of the Qualifying Transaction, became the Company’s presentation currency. The functional currency of each entity is determined separately in accordance with Accounting Standards Codification (ASC) 830 – Foreign Currency Matters and is measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The functional currency of Ayr is US$.